Financial Instruments	12 Months Ended
Mar. 31, 2021
Financial Instruments [Abstract]
Financial Instruments	Financial InstrumentsTakeda promotes risk management to reduce the financial risks arising from business operations. The principal risks to which Takeda is exposed include market risk, counterparty credit risk, and liquidity risk caused by changes in the market environment such as fluctuations in foreign exchange rates, interest rates and market prices of commodities and other financial holdings. Each of these risks is managed in accordance with Takeda’s policies.
Financial Assets and Liabilities

	JPY (millions) As of March 31, 2020
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥127,455	¥—	¥—	¥—	¥127,455
Derivative financial instruments	—	—	25,509	120	—	25,629
Investments in convertible notes	—	—	9,418	—	—	9,418
Investments in debt instruments	—	—	1,029	—	—	1,029
Financial assets associated with contingent consideration arrangements	—	—	92,516	—	—	92,516
Total	¥—	¥127,455	¥128,472	¥120	¥—	¥256,047

Financial assets not measured at fair value
Other financial assets -
Other	¥21,896	¥—	¥—	¥—	¥—	¥21,896
Trade and other receivables	757,005	—	—	—	—	757,005
Cash and cash equivalents	637,614	—	—	—	—	637,614
Total	¥1,416,515	¥—	¥—	¥—	¥—	¥1,416,515

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥13,673	¥38,916	¥—	¥52,589
Financial liabilities associated with contingent consideration arrangements	—	—	41,664	—	—	41,664
Other	—	—	9,057	—	—	9,057
Total	¥—	¥—	¥64,394	¥38,916	¥—	¥103,310

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥369,459	¥369,459
Other	—	—	—	—	22,066	22,066
Trade and other payables	—	—	—	—	318,816	318,816
Bonds and loans	—	—	—	—	5,093,304	5,093,304
Total	¥—	¥—	¥—	¥—	¥5,803,645	¥5,803,645

	JPY (millions) As of March 31, 2021
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥145,070	¥—	¥—	¥—	¥145,070
Derivative financial instruments	—	—	62,594	1,506	—	64,100
Investments in convertible notes	—	—	12,176	—	—	12,176
Investments in debt instruments	—	—	800	—	—	800
Financial assets associated with contingent consideration arrangements	—	—	25,446	—	—	25,446
Total	¥—	¥145,070	¥101,016	¥1,506	¥—	¥247,592

Financial assets not measured at fair value
Other financial assets -
Other	¥24,888	¥—	¥—	¥—	¥—	¥24,888
Trade and other receivables	783,091	—	—	—	—	783,091
Cash and cash equivalents	966,222	—	—	—	—	966,222
Total	¥1,774,201	¥—	¥—	¥—	¥—	¥1,774,201

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥12,116	¥84,975	¥—	¥97,091
Financial liabilities associated with contingent consideration arrangements	—	—	27,770	—	—	27,770
Other	—	—	2,693	—	—	2,693
Total	¥—	¥—	¥42,579	¥84,975	¥—	¥127,554

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥436,412	¥436,412
Other	—	—	—	—	201,764	201,764
Trade and other payables	—	—	—	—	343,838	343,838
Bonds and loans	—	—	—	—	4,635,371	4,635,371
Total	¥—	¥—	¥—	¥—	¥5,617,385	¥5,617,385
Fair Value Measurement
Derivative and non-derivative financial instruments measured at fair value are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 is defined as observable inputs, such as quoted prices in active markets for an identical asset or liability. Level 2 is defined as inputs other than quoted prices in active markets within Level 1 that are directly or indirectly observable. Level 3 is defined as unobservable inputs. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments.

	JPY (millions) As of March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥25,509	¥—	¥25,509
Investment in convertible notes	—	—	9,418	9,418
Investment in debt instruments	—	—	1,029	1,029
Financial assets associated with contingent consideration arrangements	—	—	92,516	92,516
Derivatives for which hedge accounting is applied	—	120	—	120
Financial assets measured at fair value through OCI
Equity instruments	79,218	—	48,237	127,455
Total	¥79,218	¥25,629	¥151,200	¥256,047

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥13,673	¥—	¥13,673
Financial liabilities associated with contingent consideration arrangements	—	—	41,664	41,664
Other	—	—	9,057	9,057
Derivative for which hedge accounting is applied	—	38,916	—	38,916
Total	¥—	¥52,589	¥50,721	¥103,310

	JPY (millions) As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥62,594	¥—	¥62,594
Investment in convertible notes	—	—	12,176	12,176
Investment in debt instruments	—	—	800	800
Financial assets associated with contingent consideration arrangements	—	—	25,446	25,446
Derivatives for which hedge accounting is applied	—	1,506	—	1,506
Financial assets measured at fair value through OCI
Equity instruments	92,602	—	52,468	145,070
Total	¥92,602	¥64,100	¥90,890	¥247,592

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥12,116	¥—	¥12,116
Financial liabilities associated with contingent consideration arrangements	—	—	27,770	27,770
Other	—	—	2,693	2,693
Derivative for which hedge accounting is applied	—	84,975	—	84,975
Total	¥—	¥97,091	¥30,463	¥127,554
Valuation Techniques
The fair value of derivatives is measured based on Treasury management system valuation models or the Black-Scholes model, whose significant inputs are based on observable market data. During the year ended March 31, 2020, a 25,660 million JPY valuation gain was recognized at the timing of public offering in finance income on the warrant to purchase stocks of a privately held company upon that company’s initial public offering.
The fair value of the investment in convertible notes is measured using techniques such as the discounted cash flow and option pricing models.
Equity investments and investments in debt instruments are not held for trading. If equity instruments or investments in debt instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. If equity instruments or investments in debt instruments are not quoted in an active market, the fair value is calculated utilizing an adjusted net assets book value method or multiples of EBITDA approach based on available information as of each period-end-date and company comparable. The principal input that is not observable and utilized for the calculation of the fair value of equity instruments and investments in debt instruments classified as Level 3 is the EBITDA rate used for the EBITDA multiples approach, which ranges from 3.4 times to 9.8 times. During the years ended March 31, 2020 and 2021, cumulative gains on equity investments of 19,903 million JPY and 42,781 million JPY were reclassified from other comprehensive income to retained earnings, respectively, upon the disposal of certain equity investments in publicly traded companies. The fair value of these investments on the dates of disposal during the years ended March 31, 2020 and 2021 were 35,435 million JPY and 73,875 million JPY, respectively. The investments were disposed of after management’s assessment of these investments relative to the investment strategy.
Financial assets and liabilities associated with contingent consideration arrangements are valued at fair value at the time of the divestiture or the acquisition date of business combination. When the contingent consideration arrangement meets the definition of a financial asset or liability, it is subsequently re-measured to fair value at each closing date. The determination of the fair value is based on models such as scenario-based methods and discounted cash flows. The key assumptions take into consideration the probability of meeting each performance target, forecasted revenue projections, and the discount factor. The financial assets associated with contingent consideration arrangements are recognized mainly in relation to the divestiture of XIIDRA. The financial liabilities associated with contingent consideration arrangements are discussed in Financial liabilities associated with contingent consideration arrangements.

The joint venture net written option, included in other Level 3 liabilities above is valued at fair value, and subsequently re-measured to fair value at each closing date. The determination of the fair value is based on the Monte Carlo Simulation model. The key assumptions include probability weighting, estimated earnings and assumed market participant discount rates that are taken into account for the fair value.
Transfers between levels
Takeda recognizes transfers between levels of the fair value hierarchy, at the end of the reporting period during which the change has occurred. There were transfers from Level 3 to Level 1 recorded in the years ended March 31, 2020 and 2021. These transfers resulted from the investments in the companies whose shares were previously not listed on an equity or stock exchange and had no recent observable active trades in the shares. During the years ended March 31, 2020 and 2021, the companies listed its equity shares on an exchange and are currently actively traded in the market. As the equity shares have a published price quotation in an active market, the fair value measurement was transferred from Level 3 to Level 1 on the fair value hierarchy during the years ended March 31, 2020 and 2021, respectively. There were no other transfers between levels of the fair value hierarchy during the years ended March 31, 2020 and 2021.

Level 3 financial assets fair values
Takeda invests in equity instruments mainly for research collaboration. The following table shows a reconciliation from the opening balances to the closing balances for Level 3 financial asset fair values for the years ended March 31, 2020 and 2021. The disclosure related to Level 3 financial liabilities which are financial liabilities associated with contingent consideration arrangements are included in Financial liabilities associated with contingent consideration arrangements. There are no significant changes in fair value during the changes in certain assumptions which influence the fair value measurement for Level 3 financial assets.

	JPY (millions) For the Year Ended March 31
	2020		2021
	Financial assets associated with contingent consideration arrangements	Equity instruments	Financial assets associated with contingent consideration arrangements	Equity instruments
As of the beginning of the period	¥—	¥48,825	¥92,516	¥48,237
Recognition of financial assets associated with contingent consideration arrangements	83,245	—	3,318	—
Changes recognized as finance income	3,478	—	3,294	—
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value(1)	5,652	—	(72,940)	—
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	141	15,157	(742)	8,126
Purchases	—	7,187	—	12,559
Sales	—	(191)	—	(7,013)
Transfers to Level 1	—	(17,334)	—	(9,241)
Acquisition from conversion of convertible notes	—	273	—	—
Transfers from investments accounted for using the equity method	—	199	—	—
Transfers to investments accounted for using the equity method	—	(5,879)	—	—
Reclassification to assets held for sale	—	—	—	(200)
As of the end of the period	¥92,516	¥48,237	¥25,446	¥52,468
(1) During the year ended March 31, 2021, Takeda recognized other operating expenses of 72,940 million JPY as the loss from changes in the fair value of the assets associated with contingent consideration arrangements from the previous sale of XIIDRA. It was driven by changes in assumptions related to the future sales of XIIDRA, including the impact from Novartis' withdrawal of the Marketing Authorisation Application in Europe, as also described in Note 5.
Financial liabilities associated with contingent consideration arrangements
Financial liabilities associated with contingent consideration arrangements represent consideration related to business combinations or license agreements that are payable only upon future events such as the achievement of development milestones and sales targets, including pre-existing contingent consideration arrangements of the companies that are acquired by Takeda. At each reporting date, the fair value of contingent consideration is re-measured based on risk-adjusted future cash flows discounted using an appropriate discount rate.
As of March 31, 2020 and 2021, the balance primarily relates to pre-existing contingent consideration arrangements from Shire’s historical acquisitions.
The pre-existing contingent consideration acquired from Shire through Shire’s historical acquisitions is due upon the achievement of certain milestones related to the development, regulatory, first commercial sale and other sales milestones of products at various stages of development and marketing, which could total up to 50,882 million JPY of undiscounted payments over a period of over 20 years. The fair value of the contingent consideration payable could increase or decrease due to changes in certain assumptions which underpin the fair value measurements. The assumptions include probability of milestones being achieved.
The fair value of financial liabilities associated with contingent consideration arrangements are classified as Level 3 in the fair value hierarchy.

	JPY (millions) For the Year Ended March 31
	2020	2021
As of the beginning of the year	¥67,294	¥41,664
Changes in the fair value during the period	(8,094)	(10,062)
Settled and paid during the period	(15,253)	(4,206)
Settled during the period and reclassified to other payables	(95)	—
Foreign currency translation differences	(1,426)	374
Other	(762)	—
As of the end of the year	¥41,664	¥27,770

	JPY (millions) As of March 31
	2020	2021
Payment term (undiscounted)
Within one year	¥4,610	¥7,400
Between one and three years	9,918	2,273
Between three and five years	5,014	1,174
More than five years	45,229	40,035

The following sensitivity analysis represents effect on the fair value of financial liabilities associated with contingent consideration arrangements from changes in major assumptions:

		JPY (millions) As of March 31
		2020	2021
Probability of technical milestones being achieved for Shire’s historical contingent consideration arrangements	Increase by 5%	¥4,051	¥3,690
	Decrease by 5%	(4,051)	(3,690)
Discount rate	Increase by 0.5%	(1,367)	(1,089)
	Decrease by 0.5%	1,367	1,089
Financial instruments not measured at fair value
The carrying amount and fair value of financial instruments that are not measured at fair value in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2020		2021
	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	¥3,204,965	¥3,351,400	¥3,532,202	¥3,762,266
Long-term loans	1,883,325	1,876,613	1,103,100	1,098,526
Long-term financial liabilities are recognized at their carrying amount. The fair value of bonds is measured at quotes whose significant inputs to the valuation model used are based on observable market data. The fair value of loans is measured at the present value of future cash flows discounted using the applicable market rate on the loans in consideration of the credit risk by each group classified in a specified period. The fair value of bonds and long-term loans are classified as Level 2 in the fair value hierarchy.
Market Risk
Major market risks to which Takeda is exposed are 1) foreign currency risk, 2) interest rate risk and 3) price fluctuation risk. Financial instruments affected by market risk include loans and borrowings, deposits, equity investments and derivative financial instruments.
Foreign Currency Risk
Takeda’s exposure to the risk of changes in foreign exchange rates primarily relates to its operations (when revenue or expense is denominated in a foreign currency) and Takeda’s net investments in foreign subsidiaries. Takeda manages foreign currency risks in a centralized manner using derivative financial instruments. Takeda’s policy does not permit the use of speculative foreign currency financial instruments or derivatives.
Takeda uses forward exchange contracts, currency swaps, and currency options to hedge individually significant foreign currency transactions. Takeda has also designated loans and bonds denominated in the US dollar and Euro and forward exchange contracts as hedging instruments of net investments in foreign operations. As of March 31, 2020 and 2021, the total fair value of the foreign currency denominated loans was 1,292,239 million JPY and 579,864 million JPY, respectively, and the total fair value of the foreign currency denominated bonds was 2,636,053 million JPY and 3,245,901 million JPY, respectively.
Takeda is exposed mainly to foreign currency risks of the US dollar and Euro. A depreciation of the JPY by 5% against the US dollar and Euro would impact profit or loss by 9,635 million JPY and 11,057 million JPY as of March 31, 2020 and 2021, respectively. These amounts do not include the effects of foreign currency translation on financial instruments in the functional currency or on assets, liabilities, revenue, and expenses of foreign operations as well as impact of certain hedging instruments which would mitigate foreign currency risk of JPY depreciation. This analysis assumes that all other variables, in particular interest rates, remain constant. Takeda’s exposure to foreign currency changes for all other currencies is not material.

	JPY (millions) As of March 31, 2020
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥15,478	¥—	¥(93)
United States Dollar	212,638	—	2,764
Buying:
Euro	111,249	—	(3,845)
United States Dollar	423,060	—	(8,095)
Currency swaps:
Buying:
United States Dollar	123,959	123,924	(473)
Currency collar options:
Russian Ruble	10,124	—	(89)
Brazilian Real	6,753	—	(63)
Indian Rupee	1,258	—	(1)

	JPY (millions) As of March 31, 2021
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥131,729	¥—	¥(3,362)
United States Dollar	865,407	—	(11,270)
Buying:
Euro	134,762	—	3,407
United States Dollar	1,364,837	—	7,873
Other	13,515	—	422
Currency swaps:
Buying:
United States Dollar	739,948	717,114	(56,787)
The above currency swaps were related to bonds and loans denominated in foreign currency that the Company designated as hedging instruments in a cash flow hedge. The cash flow hedge reserve related to the currency swaps were reclassified to profit or loss in the same period as the hedged expected future cash flows occur.
Interest Rate Risk
Takeda’s exposure to the risk of changes in benchmark interest rates and foreign exchange rate relates primarily to the outstanding debts with floating interest rates. Takeda uses interest and cross currency interest rate swaps that fix the amount of future payments to manage interest and foreign exchange rate risks through cash flow hedge strategies. Takeda may also use derivatives that effectively convert its fixed rate debt to floating through fair-value hedge strategies. The following summarizes interest and cross currency interest rate swaps designated as cash flow hedges as of March 31:

	JPY (millions) As of March 31
	Contract amount	Contract amount to be settled in more than one year	Fair value
2020	¥640,205	¥184,450	¥(38,796)
2021	164,443	164,443	(3,271)
The above swaps are related to the outstanding debts with floating interest rates that the Company designated as hedging instruments in a cash flow hedge.
The following represents interest rate sensitivity analysis for the periods presented. This analysis assumes that all other variables, in particular foreign currency exchange rates, remain constant and does not include impacts of certain hedging instruments.

	JPY (millions)
	As of March 31, 2020 Interest rate		As of March 31, 2021 Interest rate
	+1%	-1%	+1%	-1%
Impact on net profit or loss before tax	¥(15,432)	¥15,432	¥(5,064)	¥5,064
Impact on other comprehensive income (before tax effect)	34,296	(34,296)	10,234	(10,234)
Price Fluctuation Risk Management
Commodity Price Risk

For its business operations, Takeda is exposed to risks from commodity price fluctuations. Takeda manages this risk primarily by utilizing fixed price contracts but may also use financial instruments to lock in a fixed price.

Market Price Risk

Market pricing and valuations of Takeda’s fixed-income financial assets and liabilities are impacted by changes in currency rates, interest rates and credit spreads, which are managed as described above.

For equity instruments, Takeda manages the risk of price fluctuations in the instruments by regularly reviewing share prices and financial positions of the issuers. The analysis shows that if the market price of equity instruments held by Takeda and investments in trusts which hold equity instruments on behalf of Takeda had increased by 10%, the hypothetical impact on other comprehensive income (before tax effect) would have been 7,922 million JPY and 9,260 million JPY for the years ended March 31, 2020 and 2021, respectively. This analysis assumes that all other variables, in particular interest rates and foreign currency exchange rates, remain constant.

Derivative Financial Instruments

As described above, Takeda is exposed to effects related to foreign exchange fluctuations in connection with our international business activities that are denominated in various currencies and Takeda’s overseas entities that have different functional currencies. Takeda is also exposed to currency and interest rate fluctuations on our borrowings that we use to finance our business operations and our acquisitions. These borrowings are denominated in various currencies and may bear interest at variable rates, resulting in the risk related to the currency and interest rate movements.

In order to manage the risk of currency exchange rate and interest rate fluctuations, Takeda may enter into derivative contracts with highly rated financial institutions. Takeda enters into derivative contracts based on our risk management policies, which determine the authority for entering into such transactions and the transaction limits. The policy, which has been consistently followed, is that financial derivatives be used only for hedging foreign currency and interest rate exposure and not for speculative purposes.

Takeda generally designates its derivatives as hedges for accounting purposes. In certain instances, Takeda enters into derivative contracts (“balance sheet hedges”) that do not qualify for hedge accounting but are utilized to manage the underlying foreign currency exposure risk. Balance sheet hedges are used to offset the foreign currency impact from assets and liabilities on Takeda balance sheet denominated in non-functional currencies. Given these foreign currency derivatives work on an offset basis they do not require hedge accounting. Takeda does not use financial instruments for speculative purposes. Takeda established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Summary of Financial Position and Financial Performance for Derivative and Hedging Activities
The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedge cost reserve to profit or loss as of and for the year ended March 31, 2020:

		JPY (millions) As of March 31, 2020
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	60,000 million JPY	¥—	¥223	Other financial liabilities	0.68%
	575 million USD	—	7,081	Other financial liabilities	2.83%
Forward interest rate	2,000 million USD	—	28,642	Other financial liabilities	1.81%
	1,500 million EUR	33	2,410	Other financial asset /liabilities	0.13%
Currency and interest risk
Currency and interest rate swaps	1,125 million USD	87	560	Other financial asset /liabilities	109.97 JPY 0.03%
Net investment hedges
Foreign currency denominated bonds and loans	12,415 million USD	—	1,347,047	Bonds and loans
	10,552 million EUR	—	1,257,492	Bonds and loans

	JPY (millions) As of March 31, 2020
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥(5,070)	¥—
Forward interest rate	(21,488)	—
Currency and interest risk
Currency and interest rate swaps	266	555
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	71,795	—

	JPY (millions) For the year ended March 31, 2020
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥(7,409)	¥—	¥627	¥—	Financial expenses
Forward interest rate	(31,022)	—	21	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	568	(344)	(28)	(890)	Financial income and Financial expenses
Currency risk
Hedge related to acquisition	237	—	—	—
Net investment hedges
Foreign currency denominated bonds and loans	(72,854)	—	—	—
The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2021:

		JPY (millions) As of March 31, 2021
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	575 million USD	¥—	¥4,777	Other financial liabilities	2.83%
Currency and interest risk
Currency and interest rate swaps	6,875 million USD	1,506	58,293	Other financial assets /liabilities	107.63 JPY 1.80%
Net investment hedges
Foreign currency denominated bonds and loans	8,819 million USD	—	974,779	Bonds and loans
	8,857 million EUR	—	1,149,950	Bonds and loans
Forward exchange contracts
	3,291 million USD	—	18,539	Other financial liabilities
	998 million EUR	—	3,366	Other financial liabilities

	JPY (millions) As of March 31, 2021
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥(3,316)	¥—
Forward interest rate	(22,499)	—
Currency and interest risk
Currency and interest rate swaps	(45,820)	(8,592)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	15,436	—
Forward exchange contracts	20,476	—

	JPY (millions) For the year ended March 31, 2021
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥1,400	¥—	¥1,127	¥—	Financial expenses
Forward interest rate	(3,087)	—	1,630	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	(39,146)	(9,978)	(27,242)	(3,200)	Financial income and Financial expenses
Net investment hedges
Foreign currency denominated bonds and loans	112,620	—	—	—
Forward exchange contracts	19,804	—	—	—
The amount relating to the ineffectiveness recorded in profit or loss was immaterial for the years ended March 31, 2020 and 2021. The amount of hedging gains/losses recorded in other comprehensive income and reclassified to profit or loss as hedged future cash flows were no longer expected to occur was immaterial for the years ended March 31, 2020 and 2021.
Capital Management
The capital structure of Takeda consists of shareholders’ equity (Note 26), bonds and loans (Note 20), and cash and cash equivalents (Note 18). The fundamental principles of Takeda’s capital risk management are to build and maintain a steady financial base for the purpose of maintaining soundness and efficiency of operations and achieving sustainable growth. According to these principles, Takeda conducts capital investment, profit distribution such as dividends, and repayment of loans based on steady operating cash flows through the development and sale of competitive products. Takeda balances and monitors its capital structure between debt and equity and adheres to a conservative financial discipline.
Credit Risk
Takeda is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions, and other financial instruments. The maximum exposure to credit risk, without taking into account any collateral held at the end of the reporting period, is represented by the carrying amount of the financial instruments which is exposed to credit risk on the consolidated statements of financial position. Takeda regularly monitors the status of credit risk exposure with banks and financial institutions.
Customer Credit Risk
Trade and other receivables are exposed to customer credit risk. Takeda monitors the status of overdue balances, reviews outstanding balances for each customer and regularly examines the credibility of major customers in accordance with Takeda’s policies for credit management to facilitate the early evaluation and the reduction of potential credit risks. If necessary, Takeda obtains rights to collateral or guarantees on the receivables.
The following represents the carrying amount of the trade receivables categorized by due date and the analysis of impairment loss allowance as of March 31, 2020 and 2021:

	JPY (millions) except for percentage As of March 31, 2020
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥626,334	¥15,341	¥8,635	¥5,692	¥12,010	¥7,893	¥675,905
Impairment loss allowance	(748)	(316)	(168)	(198)	(438)	(3,329)	(5,197)
Net carrying amount	625,586	15,025	8,467	5,494	11,572	4,564	670,708
Weighted average loss rate (%)	0.1%	2.1%	1.9%	3.5%	3.6%	42.2%	0.8%

	JPY (millions) except for percentage As of March 31, 2021
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥643,819	¥17,632	¥12,017	¥6,214	¥16,762	¥19,680	¥716,124
Impairment loss allowance	(1,336)	(20)	(11)	(120)	(646)	(6,504)	(8,637)
Net carrying amount	642,483	17,612	12,006	6,094	16,116	13,176	707,487
Weighted average loss rate (%)	0.2%	0.1%	0.1%	1.9%	3.9%	33.0%	1.2%
Management believes that the unimpaired amounts that are past due are still collectible in full, based on historical payment behavior and extensive analysis of customer credit risk.
As of March 31, 2020 and 2021, Takeda has provided loss allowance on trade receivables and other receivables not past due based on an analysis of credit histories. Loss allowance for trade receivables are measured based on expected credit losses on a collective basis using the simplified approach. However, when events that have a detrimental impact on the estimated future cash flows such as customers’ deterioration of financial conditions or failure of payment overdue have occurred, expected credit losses are measured on an individual basis as credit-impaired financial assets. Takeda considers a financial asset to be in default when the customer is unlikely to pay the obligation in full, without recourse by Takeda to take actions such as realizing collaterals, if any.
The following is a summary of the change in the impairment loss allowance for trade receivables for the years ended March 31, 2020 and 2021. The impairment loss allowance recognized for other than trade receivables is immaterial.

	JPY (millions)
	Bad debt provision calculated by simplified approach	Bad debt provision recognized to credit- impaired financial assets	Total
As of April 1, 2019	¥1,391	¥1,927	¥3,318
Increases	2,061	2,275	4,336
Decreases (written off)	(908)	(302)	(1,210)
Decreases (reversed)	(617)	(329)	(946)
Foreign currency translation differences	(257)	(44)	(301)
As of March 31, 2020	¥1,670	¥3,527	¥5,197
Increases	1,733	3,710	5,443
Decreases (written off)	(292)	(348)	(640)
Decreases (reversed)	(866)	(872)	(1,738)
Foreign currency translation differences	114	261	375
As of March 31, 2021	¥2,359	¥6,278	¥8,637
Other Counterparty Credit Risk

Cash reserves of Takeda are concentrated mostly with the Company and entities acting as the cash pool leader in the U.S. and Europe. These cash reserves are primarily managed exclusively by investments in highly rated short-term bank deposits and bonds of highly rated issuers within the investment limits determined by reviewing the investment ratings and terms under Takeda’s policies for fund management, resulting in limited credit risk. Cash reserves, other than those subject to the group cash pooling system, are managed by each consolidated subsidiary in accordance with the Company’s fund management policies.

For derivatives, Takeda enters into contracts only with financial counterparties rated investment grade or higher in order to minimize counterparty risk.
Liquidity Risk
Takeda manages liquidity risk and establishes an adequate management framework for liquidity risk to secure stable short-, mid-, and long-term funds and sufficient liquidity for operations. Takeda manages liquidity risk by monitoring forecasted cash flows and actual cash flows on an ongoing basis. In addition, Takeda has commitment lines with some counterparty financial institutions to manage liquidity risk (Note 20). Takeda strives to maximize the available liquidity with a combination of liquid short-term investments and committed credit lines with strong rated counterparties. The objective is to maintain levels in excess of project cash needs to mitigate the risk of contingencies.
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2020 and 2021 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2020 and 2021.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2020
Bonds and loans
Bonds	¥3,204,965	¥3,728,427	¥551,728	¥621,138	¥354,268	¥489,171	¥544,236	¥1,167,886
Loans	1,888,339	1,984,005	137,812	55,478	170,844	677,391	59,424	883,056

Trade and other payables	318,816	318,816	318,816	—	—	—	—	—
Lease liabilities	369,459	545,688	41,084	40,623	33,085	30,407	28,747	371,742
Derivative liabilities	52,589	48,806	44,255	1,396	804	695	510	1,146
Derivative assets	(25,629)	(10,059)	(5,433)	(551)	(562)	(652)	(722)	(2,139)

As of March 31, 2021
Bonds and loans
Bonds	¥3,532,202	¥4,563,035	¥114,712	¥407,866	¥526,605	¥573,221	¥151,308	¥2,789,323
Loans	1,103,169	1,150,358	227,950	80,349	106,972	59,593	284,877	390,617

Trade and other payables	343,838	343,838	343,838	—	—	—	—	—
Lease liabilities	436,412	610,270	50,187	45,076	43,949	41,180	38,551	391,327
Derivative liabilities	97,091	(61,375)	29,274	(5,770)	(5,380)	(6,996)	(6,793)	(65,710)
Derivative assets	(64,100)	(43,560)	(31,816)	(776)	(1,133)	(1,797)	(2,422)	(5,616)

The contractual amount of bonds in “Within one year” as of March 31, 2021 includes a 200 million USD principal amount of unsecured U.S. dollar-denominated senior notes in respect of an early redemption of the remaining principal amount of the bond on May 17, 2021. For the details of early redemption, see Note 33. Furthermore, the contractual amount of loans in “Within one year” as of March 31, 2021 includes a 2,000 million USD of the outstanding JBIC Loan floating rate amount of 3,700 million USD as Takeda made a prepayment of the loan on June 11, 2021. The JBIC Loan was included in non-current liabilities of the consolidated statements of financial position as of March 31, 2021 as the maturity date of the loan is December 11, 2025 and the notice to repay the loan was not issued until April 1, 2021. For the details of prepayment, see Note 33. The contractual amount of bonds in “Between four and five years” as of March 31, 2020 and “Between three and four years” as of March 31, 2021, includes 500,000 million JPY principal amount of the hybrid subordinated bonds (the “Hybrid Bonds”) as Takeda may make an early repayment of all of the principal of the Hybrid Bonds on each interest payment date beginning October 6, 2024. For details on the principal and interest rates associated with these bonds and loans, see Note 20.
Reconciliation of liabilities arising from financing activities

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2019	¥3,196,365	¥2,054,584	¥500,002	¥396,736	¥(3,329)	¥708	¥6,145,066
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	144,000	—	(495,223)	—	—	—	(351,223)
Proceeds from issuance of bonds	496,190	—	—	—	—	—	496,190
Repayments of long-term loans	—	(137,444)	—	—	—	—	(137,444)
Repayments of bonds	(563,613)	—	—	—	—	—	(563,613)
Repayments of lease liabilities	—	—	—	(30,000)	—	—	(30,000)
Interest paid	—	—	—	(11,834)	—	—	(11,834)
Non-cash items
Foreign exchange movement	(85,541)	(34,980)	235	(15,658)	—	—	(135,944)
Change in fair value	—	—	—	—	3,242	(148)	3,094
New, amended and terminated leases	—	—	—	18,381	—	—	18,381
Others	17,564	1,165	—	11,834	—	—	30,563
As of March 31, 2020	¥3,204,965	¥1,883,325	¥5,014	¥369,459	¥(87)	¥560	¥5,463,236

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2020	¥3,204,965	¥1,883,325	¥5,014	¥369,459	¥(87)	¥560	¥5,463,236
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(144,000)	—	(5,043)	—	—	—	(149,043)
Proceeds from issuance of bonds	1,179,452	—	—	—	63	—	1,179,515
Repayments of long-term loans	—	(792,497)	—	—	—	—	(792,497)
Repayments of bonds	(859,209)	—	—	—	—	—	(859,209)
Repayments of lease liabilities	—	—	—	(39,270)	—	—	(39,270)
Interest paid	—	—	—	(12,124)	—	—	(12,124)
Non-cash items
Foreign exchange movement	134,651	10,462	98	6,541	—	—	151,752
Change in fair value	—	—	—	—	(1,482)	57,733	56,251
New, amended and terminated leases	—	—	—	99,682	—	—	99,682
Others	16,343	1,810	—	12,124	—	—	30,277
As of March 31, 2021	¥3,532,202	¥1,103,100	¥69	¥436,412	¥(1,506)	¥58,293	¥5,128,570
Others includes increase in debts due to application of amortized cost method.